UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      C. V. Starr & Co., Inc.

Address:   399 Park Avenue
           New York, NY 10022


Form 13F File Number: 28-14416


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael J. Horvath
Title:  Counsel
Phone:  212-230-5074

Signature,  Place,  and  Date  of  Signing:

/s/ Michael J. Horvath             New York, NY                       8/8/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              10

Form 13F Information Table Value Total:  $      273,539
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
BANK OF AMERICA CORPORATION  COM            060505104    4,165   380,000 SH       SOLE                  380,000      0    0
HILLTOP HOLDINGS INC         COM            432748101   16,628 1,880,956 SH       SOLE                1,880,956      0    0
FLY LEASING LTD              SPONSORED ADR  34407D109   14,757 1,113,700 SH       SOLE                1,113,700      0    0
ISHARES INC                  MSCI BRIC INDX 464286657   40,630   850,000 SH       SOLE                  850,000      0    0
ISHARES MSCI TR              MSCI EAFE IDX  464287465   42,519   707,000 SH       SOLE                  707,000      0    0
SPDR S&P 500 ETF TR          TR UNIT        78462F103   86,440   655,000 SH       SOLE                  655,000      0    0
VANGUARD INTL EQUITY INDEX F EMR MKT ETF    922042858   44,974   925,000 SH       SOLE                  925,000      0    0
CHINA CORD BLOOD CORP        SHS            G21107100    3,133   964,116 SH       SOLE                  964,116      0    0
CHINA MEDIAEXPRESS HLDGS INC COM            169442100    5,604 3,045,455 SH       SOLE                3,045,455      0    0
CONCORD MED SVCS HLDGS LTD   SPONSORED ADR  206277105   14,689 3,472,667 SH       SOLE                3,472,667      0    0